VANECK INTERNATIONAL HIGH YIELD BOND ETF

SCHEDULE OF INVESTMENTS

July 31, 2022 (unaudited)

		Par (000’s	)	Value
CORPORATE BONDS: 97.7%
Argentina: 0.8%
Capex SA 144A 6.88%, 05/15/24	USD	25		$23,426
MercadoLibre, Inc. 3.12%, 01/14/31	USD	100		77,335
Pampa Energia SA 144A
7.50%, 01/24/27	USD	50		40,781
9.12%, 04/15/29	USD	25		19,618
Pan American Energy LLC 144A 9.12%, 04/30/27	USD	15		16,855
Telecom Argentina SA 144A 8.00%, 07/18/26	USD	50		43,839
YPF Energia Electrica SA 144A 10.00%, 07/25/26	USD	35		26,507
YPF SA 144A
2.50%, 06/30/29 (s)	USD	75		41,786
4.00%, 02/12/26 (s)	USD	75		59,440
6.95%, 07/21/27	USD	50		27,963
7.00%, 12/15/47	USD	25		12,641
8.50%, 07/28/25	USD	75		48,000
8.50%, 06/27/29	USD	35		19,932
8.75%, 04/04/24	USD	53		39,115
				497,238
Australia: 0.8%
FMG Resources August 2006 Pty Ltd. 144A 4.38%, 04/01/31	USD	150		130,443
4.50%, 09/15/27	USD	25		23,106
5.12%, 05/15/24	USD	75		75,734
6.12%, 04/15/32	USD	100		95,281
Infrabuild Australia Pty Ltd. 144A 12.00%, 10/01/24	USD	30		28,240
Mineral Resources Ltd. 144A 8.12%, 05/01/27	USD	100		99,471
Nufarm Australia Ltd. / Nufarm Americas, Inc. 144A 5.00%, 01/27/30	USD	30		25,546
				477,821
Austria: 0.2%
ams-OSRAM AG 144A 7.00%, 07/31/25 †	USD	100		94,607
Belgium: 0.6%
La Financiere Atalian SASU Reg S 4.00%, 05/15/24	EUR	150		148,359
Ontex Group NV Reg S 3.50%, 07/15/26	EUR	100		87,218
Solvay Finance SACA Reg S 5.42% (EUR Swap Annual 5 Year+3.70%), 11/29/49 (o) EUR		150		151,816
				387,393
Bermuda: 0.2%
Digicel Group Holdings Ltd. 144A
		Par (000’s	)	Value
Bermuda (continued)
8.00%, 04/01/25	USD	62		$40,316
Digicel International Finance Ltd./Digicel international Holdings Ltd 144A 8.75%, 05/25/24	USD	50		46,821
Investment Energy Resources Ltd. 144A 6.25%, 04/26/29	USD	50		46,082
				133,219
Brazil: 6.7%
Adecoagro SA 144A 6.00%, 09/21/27	USD	50		45,591
Amaggi Luxembourg International Sarl 144A 5.25%, 01/28/28	USD	100		93,686
Arcos Dorados Holdings, Inc. 144A 5.88%, 04/04/27	USD	105		102,113
Azul Investments LLP 144A 5.88%, 10/26/24	USD	50		35,065
B2W Digital Lux Sarl 144A 4.38%, 12/20/30 †	USD	100		76,447
Banco Bradesco SA 144A 3.20%, 01/27/25	USD	100		96,400
Banco BTG Pactual SA 144A 4.50%, 01/10/25	USD	100		97,930
Banco do Brasil SA 144A
4.62%, 01/15/25	USD	50		49,343
4.75%, 03/20/24	USD	50		50,094
Banco Votorantim SA 144A 4.38%, 07/29/25	USD	100		95,990
Braskem Idesa SAPI 144A 7.45%, 11/15/29 †	USD	200		182,547
Braskem Netherlands Finance BV 144A 8.50% (US Treasury Yield Curve Rate T 5 Year+8.22%), 01/23/81	USD	50		51,959
BRF SA 144A 4.75%, 05/22/24	USD	100		98,701
Cemig Geracao e Transmissao SA 144A 9.25%, 12/05/24	USD	100		105,503
Centrais Eletricas Brasileiras SA 144A 4.62%, 02/04/30	USD	100		88,687
Cosan Luxembourg SA 144A 7.00%, 01/20/27	USD	50		50,871
Cosan SA 144A 5.50%, 09/20/29	USD	50		46,884
CSN Inova Ventures 144A 6.75%, 01/28/28 †	USD	100		93,288
Embraer Netherlands Finance BV
5.05%, 06/15/25	USD	100		99,639
5.40%, 02/01/27	USD	75		73,438
FS Luxembourg Sarl 144A 10.00%, 12/15/25	USD	50		51,187

1

VANECK INTERNATIONAL HIGH YIELD BOND ETF

SCHEDULE OF INVESTMENTS

(unaudited) (continued)

		Par (000’s	)	Value
Brazil (continued)
Globo Comunicacao e Participacoes SA 144A 4.88%, 01/22/30	USD	100		$80,649
Gol Finance SA 144A 7.00%, 01/31/25	USD	100		53,755
Guara Norte Sarl 144A 5.20%, 06/15/34	USD	94		76,971
Itau Unibanco Holding SA 144A
3.25%, 01/24/25	USD	25		24,156
3.88% (US Treasury Yield Curve Rate T 5 Year+3.45%), 04/15/31	USD	25		22,284
4.50% (US Treasury Yield Curve Rate T 5 Year+2.82%), 11/21/29	USD	50		47,816
4.62% (US Treasury Yield Curve Rate T 5 Year+3.22%), 12/31/99 (o)	USD	50		40,468
Klabin Austria GmbH 144A 5.75%, 04/03/29	USD	100		100,655
Light Servicos de Eletricidade SA/Light Energia SA 144A 4.38%, 06/18/26	USD	100		87,154
MARB BondCo Plc 144A 3.95%, 01/29/31	USD	100		81,689
MV24 Capital BV 144A 6.75%, 06/01/34	USD	89		81,957
Natura Cosmeticos SA 144A 4.12%, 05/03/28	USD	100		84,879
NBM US Holdings, Inc. 144A 7.00%, 05/14/26	USD	100		100,520
Nexa Resources SA 144A 6.50%, 01/18/28	USD	100		100,070
Petrobras Global Finance BV
5.09%, 01/15/30 †	USD	50		48,447
5.30%, 01/27/25	USD	50		51,217
5.60%, 01/03/31 †	USD	100		98,133
5.75%, 02/01/29	USD	50		50,389
6.00%, 01/27/28 †	USD	75		77,034
6.25%, 03/17/24	USD	50		51,368
6.75%, 01/27/41	USD	50		49,445
6.75%, 06/03/50	USD	50		46,725
6.85%, 06/05/15	USD	150		133,727
6.88%, 01/20/40	USD	75		74,681
6.90%, 03/19/49	USD	50		47,623
7.25%, 03/17/44	USD	95		95,639
7.38%, 01/17/27	USD	75		81,988
8.75%, 05/23/26	USD	50		56,672
Rede D’or Finance Sarl 144A 4.50%, 01/22/30	USD	100		85,924
Rio Oil Finance Trust Series 2014-1 144A 9.25%, 07/06/24	USD	87		90,991
Rumo Luxembourg Sarl 144A 5.25%, 01/10/28	USD	100		95,250
		Par (000’s	)	Value
Brazil (continued)
Ultrapar International SA 144A 5.25%, 06/06/29	USD	100		$90,891
Usiminas International Sarl 144A 5.88%, 07/18/26	USD	100		98,644
				4,093,174
Bulgaria: 0.2%
Bulgarian Energy Holding EAD Reg S 3.50%, 06/28/25	EUR	100		94,905
Burkina Faso: 0.0%
IAMGOLD Corp. 144A 5.75%, 10/15/28	USD	25		14,558
Canada: 6.8%
1011778 BC ULC / New Red Finance, Inc. 144A
3.50%, 02/15/29	USD	65		59,304
3.88%, 01/15/28	USD	100		92,631
4.00%, 10/15/30	USD	175		152,486
4.38%, 01/15/28	USD	50		46,420
5.75%, 04/15/25 †	USD	25		25,344
Air Canada 4.62%, 08/15/29	CAD	50		33,883
Air Canada 144A 4.62%, 08/15/29	CAD	125		84,262
Algonquin Power & Utilities Corp. 4.75% (US Treasury Yield Curve Rate T 5 Year+3.25%), 01/18/82	USD	50		44,215
ATS Automation Tooling Systems, Inc. 144A 4.12%, 12/15/28	USD	25		22,195
Azure Power Solar Energy Private Ltd. 144A 5.65%, 12/24/24	USD	50		48,850
Baffinland Iron Mines Corp. / Baffinland Iron Mines LP 144A 8.75%, 07/15/26	USD	50		41,671
Baytex Energy Corp. 144A 8.75%, 04/01/27 †	USD	40		40,804
Bombardier, Inc. 144A
7.12%, 06/15/26	USD	75		69,840
7.50%, 12/01/24	USD	80		78,480
7.50%, 03/15/25	USD	107		104,439
7.88%, 04/15/27	USD	175		162,472
Brookfield Property Finance ULC
3.93%, 08/24/25	CAD	50		36,935
3.93%, 01/15/27	CAD	50		36,006
4.30%, 03/01/24	CAD	75		57,260
Brookfield Residential Properties, Inc. / Brookfield Residential US LLC 144A 6.25%, 09/15/27	USD	125		112,656

2

		Par (000’s	)	Value
Canada (continued)
Cascades, Inc./Cascades USA Inc 144A 5.38%, 01/15/28	USD	50		$45,057
Corus Entertainment, Inc. Reg S 5.00%, 05/11/28	CAD	75		50,740
Eldorado Gold Corp. 144A 6.25%, 09/01/29 †	USD	50		40,024
Emera, Inc. 6.75% (ICE LIBOR USD 3 Month+5.44%), 06/15/76	USD	100		99,755
Empire Communities Corp. 144A 7.00%, 12/15/25	USD	25		21,874
Ensign Drilling, Inc. 144A 9.25%, 04/15/24	USD	50		46,607
Garda World Security Corp. 144A 9.50%, 11/01/27	USD	50		47,209
GFL Environmental, Inc. 144A
3.50%, 09/01/28 †	USD	50		45,338
3.75%, 08/01/25	USD	50		48,588
4.38%, 08/15/29 †	USD	50		44,693
4.75%, 06/15/29	USD	50		46,061
5.12%, 12/15/26	USD	75		75,619
Gibson Energy, Inc.
2.85%, 07/14/27	CAD	25		18,157
3.60%, 09/17/29	CAD	75		54,633
goeasy Ltd. 144A
4.38%, 05/01/26	USD	25		21,495
5.38%, 12/01/24	USD	50		47,121
Hudbay Minerals, Inc. 144A 4.50%, 04/01/26	USD	50		41,494
Intelligent Packaging Ltd. Finco, Inc. / Intelligent Packaging Ltd Co.-Issuer LLC 144A 6.00%, 09/15/28	USD	40		33,499
Inter Pipeline Ltd. 6.88% (Canada Bankers’ Acceptances 3 Month+5.01%), 03/26/79	CAD	65		49,332
Keyera Corp. 6.88% (Canada Bankers’ Acceptances 3 Month+5.17%), 06/13/79	CAD	75		57,477
Lightstream Resources Ltd. 144A 8.62%, 02/01/20 # (d) *∞	USD	256		0
Mattamy Group Corp. 144A
4.62%, 03/01/30	USD	50		40,311
5.25%, 12/15/27	USD	25		21,992
MEG Energy Corp. 144A
5.88%, 02/01/29	USD	50		47,579
7.12%, 02/01/27	USD	75		77,834
Mercer International, Inc. 5.12%, 02/01/29	USD	50		46,927
Methanex Corp.
		Par (000’s	)	Value
Canada (continued)
5.12%, 10/15/27	USD	50		$46,329
5.25%, 12/15/29	USD	75		66,306
New Gold, Inc. 144A 7.50%, 07/15/27	USD	50		39,377
Northriver Midstream Finance LP 144A 5.62%, 02/15/26	USD	50		49,470
NOVA Chemicals Corp. 144A
4.25%, 05/15/29 †	USD	50		43,505
4.88%, 06/01/24	USD	75		73,538
5.25%, 06/01/27	USD	75		72,099
Open Text Corp. 144A
3.88%, 02/15/28	USD	100		92,238
3.88%, 12/01/29	USD	50		45,118
Parkland Corp. 6.00%, 06/23/28	CAD	50		37,395
Parkland Corp. 144A
4.50%, 10/01/29	USD	100		88,013
5.88%, 07/15/27	USD	75		73,248
Pembina Pipeline Corp. 4.80% (Generic Canadian 5 Year+4.17%), 01/25/81	CAD	50		33,524
Precision Drilling Corp. 144A 7.12%, 01/15/26	USD	50		46,470
Ritchie Bros Auctioneers, Inc. 144A 5.38%, 01/15/25	USD	50		50,186
SIG Combibloc PurchaseCo Sarl Reg S 2.12%, 06/18/25	EUR	100		98,218
Strathcona Resources Ltd. 144A 6.88%, 08/01/26	USD	50		46,043
Superior Plus LP / Superior General Partner, Inc. 144A 4.50%, 03/15/29	USD	50		46,070
Taseko Mines Ltd. 144A 7.00%, 02/15/26	USD	25		20,021
Teine Energy Ltd. 144A 6.88%, 04/15/29	USD	50		46,604
Telesat Canada / Telesat LLC 144A 5.62%, 12/06/26	USD	25		16,023
Terraform Global Operating LLC 144A 6.12%, 03/01/26	USD	50		48,185
Tervita Corp. 144A 11.00%, 12/01/25	USD	30		32,664
Titan Acquisition Ltd. / Titan Co.-Borrower LLC 144A 7.75%, 04/15/26	USD	50		44,878
TransAlta Corp. 6.50%, 03/15/40	USD	25		24,011
Trivium Packaging Finance BV Reg S 3.75%, 08/15/26	EUR	100		95,035
Vermilion Energy, Inc. 144A 5.62%, 03/15/25	USD	25		24,552

3

VANECK INTERNATIONAL HIGH YIELD BOND ETF

SCHEDULE OF INVESTMENTS

(unaudited) (continued)

		Par (000’s	)	Value
Canada (continued)
Videotron Ltd.
3.12%, 01/15/31	CAD	50		$29,706
4.50%, 01/15/30	CAD	75		50,510
5.62%, 06/15/25	CAD	75		58,359
Videotron Ltd. 144A 3.62%, 06/15/28	CAD	100		67,295
				4,124,559
Cayman Islands: 0.4%
Arabian Centres Sukuk II Ltd. 144A 5.62%, 10/07/26	USD	100		90,465
Banco do Brasil SA 144A
3.25%, 09/30/26	USD	50		46,209
4.88%, 01/11/29 †	USD	50		46,707
CT Trust 144A 5.12%, 02/03/32	USD	100		89,601
				272,982
Chile: 0.2%
Kenbourne Invest SA 144A 6.88%, 11/26/24	USD	50		46,978
VTR Comunicaciones SpA 144A 5.12%, 01/15/28	USD	100		73,184
				120,162
China: 2.6%
Bank of Communications Co. Ltd. Reg S 3.80% (US Treasury Yield Curve Rate T 5 Year+3.35%), 12/31/99 (o)	USD	200		198,033
China CITIC Bank International Ltd. Reg S 7.10% (US Treasury Yield Curve Rate T 5 Year+4.15%), 11/02/23 (o)	USD	200		205,503
CIFI Holdings Group Co. Ltd. Reg S 6.00%, 07/16/25	USD	200		76,726
Country Garden Holdings Co. Ltd. Reg S 3.12%, 10/22/25	USD	200		71,642
ENN Clean Energy International Investment Ltd. 144A 3.38%, 05/12/26	USD	200		169,296
Fortune Star BVI Ltd. Reg S 5.95%, 10/19/25	USD	200		110,709
Global Aircraft Leasing Co. Ltd. 144A 6.50%, 09/15/24	USD	115		88,682
Greenland Global Investment Ltd. Reg S 5.88%, 07/03/24	USD	200		44,000
Industrial & Commercial Bank of China Ltd. Reg S 3.20% (US Treasury Yield Curve Rate T 5 Year+2.37%), 12/31/99 (o) †	USD	500		480,409
		Par (000’s	)	Value
China (continued)
KWG Group Holdings Ltd. Reg S 5.88%, 11/10/24	USD	350		$44,510
Volvo Car AB Reg S 2.12%, 04/02/24	EUR	100		101,271
Zhenro Properties Group Ltd. Reg S 6.63%, 01/07/26	USD	200		14,500
				1,605,281
Colombia: 2.3%
Banco de Bogota SA 144A 6.25%, 05/12/26	USD	100		95,429
Cable Onda SA 144A 4.50%, 01/30/30	USD	100		88,724
Ecopetrol SA
4.12%, 01/16/25	USD	100		96,359
4.62%, 11/02/31 †	USD	75		61,868
5.38%, 06/26/26	USD	100		96,921
5.88%, 09/18/23	USD	100		101,176
5.88%, 05/28/45 †	USD	125		95,004
5.88%, 11/02/51	USD	50		36,703
6.88%, 04/29/30	USD	125		119,375
7.38%, 09/18/43	USD	50		44,825
Empresas Publicas de Medellin ESP 144A 4.25%, 07/18/29	USD	75		60,212
Grupo Aval Ltd. 144A 4.38%, 02/04/30	USD	100		79,246
Grupo de Inversiones Suramericana SA 144A 5.50%, 04/29/26	USD	100		92,229
Millicom International Cellular SA 144A
5.12%, 01/15/28	USD	5		4,972
6.25%, 03/25/29	USD	54		51,432
Oleoducto Central SA 144A 4.00%, 07/14/27	USD	100		84,994
Orazul Energy Peru SA 144A 5.62%, 04/28/27	USD	50		44,493
Telefonica Celular del Paraguay SA 144A 5.88%, 04/15/27	USD	100		95,471
Termocandelaria Power Ltd. 144A 7.88%, 01/30/29	USD	85		75,629
				1,425,062
Costa Rica: 0.1%
Instituto Costarricense de Electricidad 144A 6.38%, 05/15/43	USD	100		72,168
Cyprus: 0.2%
MHP Lux SA 144A 6.95%, 04/03/26	USD	100		43,340
Vivion Investments Sarl Reg S 3.00%, 08/08/24	EUR	100		93,527
				136,867

4

		Par (000’s	)	Value
Czech Republic: 0.4%
CPI Property Group SA Reg S 4.88% (EUR Swap Annual 5 Year+4.94%), 12/31/99 (o)	EUR	100		$71,795
Energo-Pro AS Reg S 4.50%, 05/04/24	EUR	100		96,798
EP Infrastructure AS Reg S 1.66%, 04/26/24	EUR	100		85,691
				254,284
Finland: 0.8%
Citycon Oyj Reg S 4.50% (EUR Swap Annual 5 Year+4.71%), 12/31/99 (o)	EUR	100		74,028
Nokia Oyj
4.38%, 06/12/27	USD	150		148,109
6.62%, 05/15/39	USD	100		103,205
Teollisuuden Voima Oyj Reg S 2.12%, 02/04/25	EUR	175		172,661
				498,003
France: 8.1%
Accor SA Reg S
2.62% (EUR Swap Annual 5 Year+3.25%), 12/31/99 (o)	EUR	100		86,843
3.00%, 02/04/26	EUR	100		100,837
Altice France SA 144A 5.12%, 07/15/29	USD	200		171,454
Altice France SA Reg S 5.88%, 02/01/27	EUR	100		96,371
Altice France SA/France 144A 5.50%, 10/15/29	USD	175		150,719
Banijay Entertainment SASU 144A 5.38%, 03/01/25	USD	100		95,547
CAB SELAS Reg S 3.38%, 02/01/28	EUR	100		89,157
Casino Guichard Perrachon SA Reg S 4.05%, 08/05/26	EUR	100		68,531
CGG SA 144A 8.75%, 04/01/27 †	USD	100		91,887
Chrome Bidco SASU Reg S 3.50%, 05/31/28	EUR	100		90,912
Constellium SE 144A 3.75%, 04/15/29 †	USD	100		85,375
eircom Finance DAC Reg S 3.50%, 05/15/26	EUR	100		95,591
Electricite de France SA 144A 5.62% (USD Swap Semi 30/360 10 Year+3.04%), 01/22/24 (o)	USD	300		284,391
Electricite de France SA Reg S
3.38% (EUR Swap Annual 5 Year+3.97%), 12/31/99 (o)	EUR	200		163,630
4.00% (EUR Swap Annual 6 Year+3.44%), 12/31/99 (o)	EUR	100		98,382
5.38% (EUR Swap Annual 12 Year+3.79%), 01/29/49 (o)	EUR	100		101,176
		Par (000’s	)	Value
France (continued)
Elis SA Reg S 1.62%, 04/03/28	EUR	100		$88,572
Faurecia SE Reg S
2.38%, 06/15/27	EUR	100		84,333
2.62%, 06/15/25	EUR	100		97,674
3.12%, 06/15/26	EUR	100		94,915
Getlink SE Reg S 3.50%, 10/30/25	EUR	100		101,774
Iliad Holding SASU 144A
6.50%, 10/15/26	USD	200		192,235
7.00%, 10/15/28	USD	100		96,219
Iliad Holding SASU Reg S
5.12%, 10/15/26	EUR	100		98,816
5.62%, 10/15/28	EUR	100		95,798
La Poste SA Reg S 3.12% (EUR Swap Annual 5 Year+2.44%), 12/31/99 (o)	EUR	100		94,622
Loxam SAS Reg S 3.25%, 01/14/25	EUR	100		95,877
Matterhorn Telecom SA Reg S 3.12%, 09/15/26	EUR	100		93,995
Orano SA 4.88%, 09/23/24	EUR	100		104,492
Paprec Holding SA Reg S 4.00%, 03/31/25	EUR	100		96,102
Parts Europe SA Reg S 6.50%, 07/16/25	EUR	100		103,346
Picard Groupe SAS Reg S 3.88%, 07/01/26	EUR	100		92,866
Quatrim SASU Reg S 5.88%, 01/15/24	EUR	100		97,364
RCI Banque SA Reg S 2.62% (EUR Swap Annual 5 Year+2.85%), 02/18/30	EUR	100		90,532
Renault SA Reg S
1.00%, 11/28/25	EUR	50		47,742
1.25%, 06/24/25	EUR	100		94,122
2.00%, 09/28/26	EUR	100		88,837
2.38%, 05/25/26	EUR	100		94,133
Rexel SA Reg S 2.12%, 06/15/28	EUR	100		89,181
SPCM SA Reg S 2.62%, 02/01/29	EUR	100		84,503
SPIE SA Reg S 2.62%, 06/18/26	EUR	100		96,436
Tereos Finance Groupe I SA Reg S 7.50%, 10/30/25	EUR	100		105,817
Valeo Reg S
1.00%, 08/03/28	EUR	100		85,241
3.25%, 01/22/24	EUR	100		102,522
Vallourec SA Reg S 8.50%, 06/30/26	EUR	100		97,974
Veolia Environnement SA Reg S 2.25% (EUR Swap Annual 5 Year+2.71%), 12/31/99 (o)	EUR	100		91,793

5

VANECK INTERNATIONAL HIGH YIELD BOND ETF

SCHEDULE OF INVESTMENTS

(unaudited) (continued)

		Par (000’s	)	Value
France (continued)
2.50% (EUR Swap Annual 5 Year+2.84%), 12/31/99 (o)	EUR	100		$85,638
Verallia SA Reg S 1.62%, 05/14/28	EUR	100		91,701
				4,945,975
Germany: 5.8%
ADLER Group SA Reg S
2.75%, 11/13/26	EUR	100		55,527
3.25%, 08/05/25	EUR	100		60,294
Bayer AG Reg S
2.38% (EUR Swap Annual 5 Year+2.65%), 11/12/79	EUR	200		189,170
3.75% (EUR Swap Annual 5 Year+2.55%), 07/01/74	EUR	100		99,913
Cheplapharm Arzneimittel GmbH Reg S 4.38%, 01/15/28	EUR	100		91,700
Commerzbank AG 144A 8.12%, 09/19/23	USD	50		51,276
Commerzbank AG Reg S
4.00%, 03/23/26	EUR	50		52,015
4.00% (EUR Swap Annual 5 Year+4.35%), 12/05/30	EUR	100		99,929
CT Investment GmbH Reg S 5.50%, 04/15/26	EUR	100		87,078
Deutsche Bank AG
3.73% (United States Secured Overnight Financing Rate+2.76%), 01/14/32	USD	140		109,219
4.50%, 04/01/25	USD	150		145,984
4.88% (USD ICE Swap Rate 11:00am NY 5 Year+2.55%), 12/01/32	USD	125		107,929
5.88% (United States Secured Overnight Financing Rate+5.44%), 07/08/31	USD	25		22,863
Deutsche Bank AG Reg S
2.75%, 02/17/25	EUR	75		77,194
5.62% (EUR Swap Annual 5 Year+6.00%), 05/19/31	EUR	100		106,186
Deutsche Lufthansa AG 0.25%, 09/06/24	EUR	150		146,730
Deutsche Lufthansa AG Reg S
3.00%, 05/29/26	EUR	100		91,878
3.75%, 02/11/28	EUR	100		88,648
Douglas GmbH Reg S 6.00%, 04/08/26	EUR	100		85,760
Dresdner Funding Trust I 144A 8.15%, 06/30/31	USD	75		82,463
Gruenenthal GmbH Reg S 3.62%, 11/15/26	EUR	100		96,510
IHO Verwaltungs GmbH 144A 4.75%, 09/15/26	USD	200		172,878
		Par (000’s	)	Value
Germany (continued)
Infineon Technologies AG Reg S 3.62% (EUR Swap Annual 5 Year+4.00%), 12/31/99 (o)	EUR	100		$92,856
Mahle GmbH Reg S 2.38%, 05/14/28	EUR	100		77,620
Mercer International, Inc. 5.50%, 01/15/26	USD	41		39,858
Novelis Sheet Ingot GmbH Reg S 3.38%, 04/15/29	EUR	100		85,763
ProGroup AG Reg S 3.00%, 03/31/26	EUR	100		88,441
RWE AG Reg S 6.62% (USD Swap Semi 30/360 10 Year+4.52%), 07/30/75	USD	100		99,178
Schaeffler AG Reg S
1.88%, 03/26/24	EUR	50		50,497
2.88%, 03/26/27	EUR	50		47,883
3.38%, 10/12/28	EUR	100		90,445
Tele Columbus AG Reg S 3.88%, 05/02/25	EUR	100		86,437
thyssenkrupp AG Reg S
2.50%, 02/25/25	EUR	50		48,250
2.88%, 02/22/24	EUR	100		100,200
WEPA Hygieneprodukte GmbH Reg S 2.88%, 12/15/27	EUR	100		77,837
ZF Europe Finance BV Reg S
2.00%, 02/23/26	EUR	100		91,648
3.00%, 10/23/29	EUR	100		84,646
ZF Finance GmbH Reg S 3.75%, 09/21/28	EUR	100		90,810
ZF North America Capital, Inc. 144A 4.75%, 04/29/25	USD	175		166,793
				3,540,306
Ghana: 0.3%
Kosmos Energy Ltd. 144A 7.12%, 04/04/26 †	USD	100		88,256
Tullow Oil Plc 144A 7.00%, 03/01/25	USD	100		82,805
				171,061
Greece: 1.0%
Alpha Services and Holdings SA Reg S 5.50% (EUR Swap Annual 5 Year+5.82%), 06/11/31	EUR	100		81,572
Ellaktor Value Plc Reg S 6.38%, 12/15/24	EUR	100		99,916
Eurobank SA Reg S 2.00% (EUR Swap Annual 1 Year+2.40%), 05/05/27	EUR	100		85,658
Mytilineos Financial Partners SA Reg S 2.50%, 12/01/24	EUR	100		96,514

6

		Par (000’s	)	Value
Greece (continued)
National Bank of Greece SA Reg S 2.75% (EUR Swap Annual 5 Year+3.30%), 10/08/26	EUR	100		$91,308
Piraeus Financial Holdings SA Reg S 5.50% (EUR Swap Annual 5 Year+5.77%), 02/19/30	EUR	100		82,454
Public Power Corp. SA Reg S 3.88%, 03/30/26	EUR	100		91,351
				628,773
Guatemala: 0.2%
Central American Bottling Corp. / CBC Bottling Holdco SL / Beliv Holdco SL 144A 5.25%, 04/27/29	USD	100		94,800
Hong Kong: 0.7%
Agile Group Holdings Ltd. Reg S 8.38% (US Treasury Yield Curve Rate T 5 Year+11.25%), 12/31/99 (o)	USD	200		38,284
Melco Resorts Finance Ltd. 144A
4.88%, 06/06/25	USD	100		81,590
5.38%, 12/04/29	USD	100		68,704
5.62%, 07/17/27	USD	50		35,222
5.75%, 07/21/28	USD	50		35,645
RKPF Overseas 2020 A Ltd. Reg S 5.20%, 01/12/26	USD	200		75,848
Studio City Finance Ltd. 144A
5.00%, 01/15/29	USD	100		51,263
6.50%, 01/15/28	USD	100		55,296
				441,852
Hungary: 0.1%
OTP Bank Nyrt Reg S 2.88% (EUR Swap Annual 5 Year+3.20%), 07/15/29	EUR	100		93,245
India: 1.8%
ABJA Investment Co. Pte Ltd. Reg S 5.95%, 07/31/24	USD	100		101,416
Delhi International Airport Ltd. 144A 6.45%, 06/04/29	USD	100		81,500
JSW Steel Ltd. Reg S 5.95%, 04/18/24	USD	200		197,250
Muthoot Finance Ltd. 144A 4.40%, 09/02/23	USD	100		97,130
Network i2i Ltd. 144A 5.65% (US Treasury Yield Curve Rate T 5 Year+4.28%), 12/31/99 (o)	USD	100		97,212
Shriram Transport Finance Co. Ltd. 144A 4.40%, 03/13/24	USD	200		189,679
		Par (000’s	)	Value
India (continued)
Tata Motors Ltd. Reg S 5.75%, 10/30/24	USD	200		$199,660
Vedanta Resources Finance II Plc 144A 13.88%, 01/21/24	USD	100		86,711
Vedanta Resources Ltd. 144A 6.12%, 08/09/24	USD	50		31,849
				1,082,407
Indonesia: 0.8%
Adaro Indonesia PT 144A 4.25%, 10/31/24	USD	100		95,685
Bakrie Telecom Pte Ltd. Reg S 11.50%, 05/07/15 (d) *	USD	150		1,219
Indika Energy Capital III Pte Ltd. 144A 5.88%, 11/09/24	USD	100		97,676
Medco Platinum Road Pte Ltd. 144A 6.75%, 01/30/25	USD	200		189,714
Saka Energi Indonesia PT 144A 4.45%, 05/05/24	USD	100		91,057
				475,351
Ireland: 1.1%
AerCap Global Aviation Trust 144A 6.50% (ICE LIBOR USD 3 Month+4.30%), 06/15/45	USD	50		47,634
AIB Group Plc Reg S 1.88% (EUR Swap Annual 5 Year+2.15%), 11/19/29	EUR	100		96,259
Ardagh Packaging Finance Plc / Ardagh Holdings USA, Inc. Reg S 2.12%, 08/15/26	EUR	100		86,805
Bank of Ireland Group Plc Reg S 1.38% (EUR Swap Annual 5 Year+1.65%), 08/11/31	EUR	100		90,447
C&W Senior Financing DAC 144A 6.88%, 09/15/27	USD	100		89,440
Cimpress Plc 144A 7.00%, 06/15/26	USD	100		83,707
Permanent TSB Group Holdings Plc Reg S 3.00% (EUR Swap Annual 5 Year+3.22%), 08/19/31	EUR	100		84,901
Virgin Media Vendor Financing Notes III DAC Reg S 4.88%, 07/15/28	GBP	100		106,395
				685,588
Israel: 1.8%
Leviathan Bond Ltd. 144A Reg S
6.12%, 06/30/25	USD	50		49,200
6.50%, 06/30/27	USD	50		47,985

7

VANECK INTERNATIONAL HIGH YIELD BOND ETF

SCHEDULE OF INVESTMENTS

(unaudited) (continued)

		Par (000’s	)	Value
Israel (continued)
6.75%, 06/30/30	USD	50		$47,306
Teva Pharmaceutical Finance Co. LLC 6.15%, 02/01/36 †	USD	95		87,153
Teva Pharmaceutical Finance Netherlands II BV 6.00%, 01/31/25	EUR	100		105,018
Teva Pharmaceutical Finance Netherlands II BV Reg S 1.12%, 10/15/24	EUR	100		97,097
Teva Pharmaceutical Finance Netherlands III BV
3.15%, 10/01/26	USD	325		294,006
4.10%, 10/01/46	USD	125		88,350
6.00%, 04/15/24 †	USD	100		101,000
6.75%, 03/01/28 †	USD	100		100,444
7.12%, 01/31/25	USD	75		77,145
				1,094,704
Italy: 7.6%
Abertis Infraestructuras Finance BV Reg S 3.25% (EUR Swap Annual 5 Year+3.69%), 12/31/99 (o)	EUR	100		91,533
Atlantia SpA Reg S
1.88%, 07/13/27	EUR	100		88,831
1.88%, 02/12/28	EUR	100		85,607
Autostrade per l’Italia SpA 5.88%, 06/09/24	EUR	100		108,042
Autostrade per l’Italia SpA Reg S
1.75%, 06/26/26	EUR	100		95,973
1.88%, 09/26/29	EUR	100		86,744
2.00%, 12/04/28	EUR	100		89,405
4.38%, 09/16/25	EUR	50		52,394
Azzurra Aeroporti SpA Reg S 2.12%, 05/30/24	EUR	100		98,551
Banca Monte dei Paschi di Siena SpA Reg S 3.62%, 09/24/24	EUR	150		136,835
Banca Popolare di Sondrio SPA Reg S 2.38%, 04/03/24	EUR	100		101,276
Banco BPM SpA Reg S
1.75%, 01/28/25	EUR	100		97,544
2.50%, 06/21/24	EUR	100		100,856
5.00% (EUR Swap Annual 5 Year+5.42%), 09/14/30	EUR	100		97,085
BPER Banca Reg S
1.38% (Euribor 3 Month ACT/360+1.75%), 03/31/27	EUR	100		90,653
1.88%, 07/07/25	EUR	100		96,782
Esselunga SpA Reg S 0.88%, 10/25/23	EUR	100		101,044
IMA Industria Macchine Automatiche SpA 144A 3.75%, 01/15/28	EUR	100		83,723
Infrastrutture Wireless Italiane SpA Reg S 1.62%, 10/21/28	EUR	100		89,782
		Par (000’s	)	Value
Italy (continued)
1.88%, 07/08/26	EUR	100		$96,265
Intesa Sanpaolo SpA 144A
4.95% (US Treasury Yield Curve Rate T 1 Year+2.75%), 06/01/42	USD	50		34,300
5.02%, 06/26/24	USD	125		121,118
5.71%, 01/15/26	USD	75		72,630
Intesa Sanpaolo SpA Reg S
3.93%, 09/15/26	EUR	100		103,359
5.88% (EUR Swap Annual 5 Year+5.75%), 03/04/29	EUR	100		104,243
6.62%, 09/13/23	EUR	100		106,020
Intesa Sanpaolo Vita SpA Reg S 4.75% (Euribor 6 Month ACT/360+4.82%), 12/31/49 (o)	EUR	100		102,678
Leonardo SpA 4.88%, 03/24/25	EUR	50		54,169
Leonardo SpA Reg S 1.50%, 06/07/24	EUR	100		100,960
Poste Italiane SpA Reg S 2.62% (EUR Swap Annual 5 Year+2.68%), 12/31/99 (o)	EUR	100		73,415
Saipem Finance International BV Reg S 3.75%, 09/08/23 †	EUR	150		152,076
Telecom Italia Finance SA 7.75%, 01/24/33	EUR	100		107,433
Telecom Italia SpA/Milano 5.25%, 03/17/55	EUR	100		83,620
Telecom Italia SpA/Milano 144A 5.30%, 05/30/24	USD	100		97,363
Telecom Italia SpA/Milano Reg S
1.62%, 01/18/29	EUR	100		75,869
2.38%, 10/12/27	EUR	100		86,796
2.75%, 04/15/25	EUR	100		97,195
2.88%, 01/28/26	EUR	100		94,446
3.00%, 09/30/25	EUR	100		96,797
3.62%, 05/25/26	EUR	100		97,693
4.00%, 04/11/24	EUR	100		101,868
Terna - Rete Elettrica Nazionale Reg S 2.38% (EUR Swap Annual 5 Year+2.12%), 12/31/99 (o)	EUR	100		81,292
UniCredit SpA 144A 5.46% (US Treasury Yield Curve Rate T 5 Year+4.75%), 06/30/35	USD	125		102,730
UniCredit SpA Reg S
2.00% (EUR Swap Annual 5 Year+2.40%), 09/23/29	EUR	200		188,654
2.73% (EUR Swap Annual 5 Year+2.80%), 01/15/32	EUR	200		175,752
UnipolSai Assicurazioni SpA Reg S

8

		Par (000’s	)	Value
Italy (continued)
5.75% (Euribor 3 Month ACT/360+5.18%), 12/31/49 (o)	EUR	100		$102,984
Webuild SpA Reg S 1.75%, 10/26/24	EUR	100		95,341
				4,599,726
Japan: 1.8%
Rakuten Group, Inc. 144A
5.12% (US Treasury Yield Curve Rate T 5 Year+4.58%), 12/31/99 (o) †	USD	150		121,590
6.25% (US Treasury Yield Curve Rate T 5 Year+4.96%), 12/31/99 (o) †	USD	150		121,500
SoftBank Group Corp. Reg S
3.12%, 09/19/25	EUR	100		88,872
4.75%, 09/19/24	USD	200		188,500
5.00%, 04/15/28	EUR	100		87,198
5.12%, 09/19/27	USD	200		172,250
5.25%, 07/06/31	USD	200		161,404
6.88% (USD ICE Swap Rate 11:00am NY 5 Year+4.85%), 12/31/99 (o)	USD	200		173,300
				1,114,614
Jersey, Channel Islands: 0.6%
Atrium European Real Estate Ltd. Reg S 3.00%, 09/11/25	EUR	100		91,804
eG Global Finance Plc 144A 6.75%, 02/07/25	USD	200		191,596
Petrofac Ltd. 144A 9.75%, 11/15/26	USD	100		79,744
				363,144
Kazakhstan: 0.1%
Kazakhstan Temir Zholy Finance BV 144A 6.95%, 07/10/42	USD	100		85,056
Luxembourg: 5.7%
ADLER Group SA Reg S 2.25%, 01/14/29	EUR	100		53,118
AI Candelaria Spain SA 144A 7.50%, 12/15/28	USD	75		70,133
Albion Financing 1 SARL / Aggreko Holdings, Inc. 144A 6.12%, 10/15/26	USD	100		88,263
Altice Financing SA 144A 5.00%, 01/15/28	USD	250		220,770
Altice Financing SA Reg S 3.00%, 01/15/28	EUR	100		86,599
Altice Finco SA Reg S 4.75%, 01/15/28	EUR	100		83,254
Altice France Holding SA 144A
6.00%, 02/15/28 †	USD	75		58,105
10.50%, 05/15/27	USD	50		47,371
		Par (000’s	)	Value
Luxembourg (continued)
Altice France Holding SA Reg S
4.00%, 02/15/28	EUR	100		$76,845
8.00%, 05/15/27	EUR	100		89,243
Altice France SA 144A
5.50%, 01/15/28	USD	100		88,409
8.12%, 02/01/27	USD	100		98,887
Altice France SA Reg S 3.38%, 01/15/28	EUR	100		85,144
ARD Finance SA Reg S 5.00%, 06/30/27	EUR	100		76,823
Ardagh Packaging Finance Plc / Ardagh Holdings USA, Inc. 144A
4.12%, 08/15/26	USD	150		133,156
5.25%, 08/15/27 †	USD	125		95,460
Arena Luxembourg Finance Sarl Reg S 1.88%, 02/01/28	EUR	100		78,411
Centurion Bidco SpA Reg S 5.88%, 09/30/26	EUR	100		93,905
Cidron Aida Finco Sarl Reg S 5.00%, 04/01/28	EUR	100		90,259
Codere Finance 2 Luxembourg SA Reg S 11.00%, 09/30/26	EUR	25		26,433
Consolidated Energy Finance SA 144A 5.62%, 10/15/28	USD	100		81,738
CSN Resources SA 144A 4.62%, 06/10/31 †	USD	100		75,642
Energean Israel Finance Ltd. 144A Reg S
4.50%, 03/30/24	USD	35		33,408
4.88%, 03/30/26	USD	35		32,134
5.38%, 03/30/28	USD	35		30,985
5.88%, 03/30/31	USD	35		29,873
Herens Midco Sarl Reg S 5.25%, 05/15/29	EUR	100		72,095
Kenbourne Invest SA 144A 4.70%, 01/22/28	USD	50		35,741
MC Brazil Downstream Trading SARL 144A 7.25%, 06/30/31	USD	100		80,368
Millicom International Cellular SA 144A 4.50%, 04/27/31 †	USD	100		82,003
Minerva Luxembourg SA 144A 4.38%, 03/18/31	USD	125		103,308
Movida Europe SA 144A 5.25%, 02/08/31	USD	100		84,500
Nidda Healthcare Holding GmbH Reg S 3.50%, 09/30/24	EUR	200		190,098
Petrorio Luxembourg Trading Sarl 144A 6.12%, 06/09/26	USD	50		47,193

9

VANECK INTERNATIONAL HIGH YIELD BOND ETF

SCHEDULE OF INVESTMENTS

(unaudited) (continued)

		Par (000’s	)	Value
Luxembourg (continued)
Rossini Sarl Reg S 6.75%, 10/30/25	EUR	100		$102,792
SES SA Reg S 5.62% (EUR Swap Annual 5 Year+5.40%), 12/29/49 (o)	EUR	100		101,139
Sisal Group SpA Reg S 7.00%, 07/31/23	EUR	69		69,962
Summer BC Holdco A Sarl Reg S 9.25%, 10/31/27	EUR	90		80,729
Summer BC Holdco B SARL Reg S 5.75%, 10/31/26	EUR	100		95,119
Telenet Finance Luxembourg Notes Sarl Reg S 3.50%, 03/01/28	EUR	100		91,801
TK Elevator Midco GmbH Reg S 4.38%, 07/15/27	EUR	100		94,005
TK Elevator US Newco, Inc. 144A 5.25%, 07/15/27	USD	100		96,126
				3,451,347
Malta: 0.1%
VistaJet Malta Finance Plc / XO Management Holding, Inc. 144A 6.38%, 02/01/30	USD	50		43,638
Mauritius: 0.4%
Azure Power Energy Ltd. 144A 3.58%, 08/19/26	USD	48		42,282
HTA Group Ltd./Mauritius 144A 7.00%, 12/18/25	USD	100		88,782
IHS Netherlands Holdco BV 144A 8.00%, 09/18/27	USD	100		89,187
				220,251
Mexico: 4.3%
Axtel SAB de CV 144A 6.38%, 11/14/24	USD	82		56,990
Cemex SAB de CV 144A
3.88%, 07/11/31	USD	100		80,489
5.20%, 09/17/30	USD	75		67,664
5.45%, 11/19/29	USD	100		91,750
7.38%, 06/05/27	USD	100		101,640
Grupo KUO SAB De CV 144A 5.75%, 07/07/27	USD	50		46,331
Nemak SAB de CV 144A 3.62%, 06/28/31	USD	100		78,139
Petroleos Mexicanos
4.25%, 01/15/25	USD	50		47,709
4.50%, 01/23/26	USD	50		45,350
4.62%, 09/21/23	USD	50		49,758
4.88%, 01/18/24 †	USD	50		50,050
5.35%, 02/12/28	USD	100		83,895
5.50%, 06/27/44	USD	50		31,810
		Par (000’s	)	Value
Mexico (continued)
5.62%, 01/23/46	USD	50		$32,050
5.95%, 01/28/31	USD	150		116,895
6.35%, 02/12/48	USD	50		33,045
6.38%, 01/23/45	USD	75		50,442
6.49%, 01/23/27	USD	50		45,486
6.50%, 03/13/27	USD	150		135,829
6.50%, 01/23/29 †	USD	50		43,028
6.50%, 06/02/41	USD	75		51,087
6.62%, 06/15/35	USD	100		73,500
6.62%, 06/15/38	USD	25		17,614
6.70%, 02/16/32	USD	100		80,392
6.75%, 09/21/47	USD	200		137,253
6.84%, 01/23/30	USD	75		63,956
6.88%, 10/16/25	USD	50		49,061
6.88%, 08/04/26	USD	100		95,724
6.95%, 01/28/60	USD	150		101,338
7.69%, 01/23/50	USD	300		219,481
Petroleos Mexicanos Reg S
3.75%, 11/16/25	GBP	100		106,019
4.88%, 02/21/28	EUR	100		84,950
Petróleos Mexicanos Reg S 5.50%, 02/24/25	EUR	25		25,555
Total Play Telecomunicaciones SA de CV 144A
6.38%, 09/20/28 †	USD	50		39,292
7.50%, 11/12/25	USD	50		43,787
Unifin Financiera SAB de CV 144A
7.00%, 01/15/25	USD	100		52,739
7.25%, 09/27/23	USD	100		61,720
				2,591,818
Morocco: 0.4%
OCP SA 144A
5.62%, 04/25/24	USD	150		152,365
6.88%, 04/25/44	USD	100		85,977
				238,342
Netherlands: 3.3%
ELM BV for Firmenich International SA Reg S 3.75% (EUR Swap Annual 5 Year+4.39%), 12/31/99 (o)	EUR	100		99,976
Greenko Dutch BV 144A 3.85%, 03/29/26	USD	97		85,289
Lincoln Financing SARL Reg S 3.62%, 04/01/24	EUR	150		150,701
Naturgy Finance BV Reg S 3.38% (EUR Swap Annual 9 Year+3.08%), 12/29/49 (o)	EUR	100		95,909
Nobel Bidco BV Reg S 3.12%, 06/15/28	EUR	100		77,184
Petrobras Global Finance BV 5.50%, 06/10/51 †	USD	100		83,052
PPF Telecom Group BV Reg S
3.12%, 03/27/26	EUR	100		94,442
3.50%, 05/20/24	EUR	100		101,112
Repsol International Finance BV Reg S

10

		Par (000’s	)	Value
Netherlands (continued)
4.25% (EUR Swap Annual 5 Year+4.41%), 12/31/99 (o)	EUR	100		$93,497
Selecta Group BV Reg S 8.00%, 04/01/26	EUR	52		49,158
Telefonica Europe BV Reg S 2.38% (EUR Swap Annual 8 Year+2.62%), 12/31/99 (o)	EUR	100		80,908
TenneT Holding BV Reg S 3.00% (EUR Swap Annual 5 Year+2.53%), 12/31/99 (o)	EUR	175		176,839
Teva Pharmaceutical Finance Netherlands III BV
4.75%, 05/09/27	USD	100		96,000
5.12%, 05/09/29 †	USD	100		91,996
UPC Broadband Finco BV 144A 4.88%, 07/15/31	USD	100		88,641
VZ Vendor Financing II BV Reg S 2.88%, 01/15/29	EUR	100		82,415
Wintershall Dea Finance 2 BV Reg S 3.00% (EUR Swap Annual 5 Year+3.32%), 12/31/99 (o)	EUR	100		79,530
WP/AP Telecom Holdings IV BV Reg S 3.75%, 01/15/29	EUR	100		91,259
Ziggo Bond Co. BV 144A
5.12%, 02/28/30	USD	50		42,691
6.00%, 01/15/27	USD	50		48,220
Ziggo Bond Co. BV Reg S 3.38%, 02/28/30	EUR	125		99,555
Ziggo BV 144A 4.88%, 01/15/30	USD	100		92,580
				2,000,954
Nigeria: 0.1%
SEPLAT Energy Plc 144A 7.75%, 04/01/26	USD	100		85,002
Norway: 0.2%
Adevinta ASA Reg S 2.62%, 11/15/25	EUR	100		97,377
Oman: 0.7%
Lamar Funding Ltd. Reg S 3.96%, 05/07/25	USD	225		216,328
OQ SAOC 144A 5.12%, 05/06/28	USD	100		95,415
Oztel Holdings SPC Ltd. 144A 6.62%, 04/24/28	USD	100		102,195
				413,938
Panama: 0.1%
Banistmo SA 144A 4.25%, 07/31/27	USD	100		93,789
Peru: 0.7%
Banco Internacional del Peru SAA Interbank 144A 6.62% (ICE LIBOR USD 3 Month+5.76%), 03/19/29	USD	75		74,244
		Par (000’s	)	Value
Peru (continued)
Hudbay Minerals, Inc. 144A 6.12%, 04/01/29	USD	25		$19,501
Peru LNG Srl 144A 5.38%, 03/22/30	USD	100		83,750
Petroleos del Peru SA 144A
4.75%, 06/19/32	USD	100		80,276
5.62%, 06/19/47	USD	150		105,932
Volcan Cia Minera SAA 144A 4.38%, 02/11/26	USD	100		87,621
				451,324
Poland: 0.4%
Canpack SA / Canpack US LLC 144A 3.88%, 11/15/29	USD	100		82,596
Canpack SA / Canpack US LLC Reg S 2.38%, 11/01/27	EUR	100		87,817
Synthos SA Reg S 2.50%, 06/07/28	EUR	100		82,500
				252,913
Portugal: 0.6%
Banco Comercial Portugues SA Reg S 1.12% (Euribor 3 Month ACT/360+1.55%), 02/12/27	EUR	100		85,110
EDP - Energias de Portugal SA Reg S
1.88% (EUR Swap Annual 5 Year+2.38%), 08/02/81	EUR	100		88,252
4.50% (EUR Swap Annual 5 Year+4.29%), 04/30/79	EUR	200		204,389
				377,751
Romania: 0.1%
RCS & RDS SA Reg S 2.50%, 02/05/25	EUR	100		91,769
Singapore: 0.6%
Greenko Investment Co. 144A 4.88%, 08/16/23	USD	200		194,380
Inkia Energy Ltd. 144A 5.88%, 11/09/27	USD	100		92,807
Star Energy Geothermal Wayang Windu Ltd. 144A 6.75%, 04/24/33	USD	82		78,235
				365,422
South Africa: 0.8%
Eskom Holdings SOC Ltd. 144A
6.75%, 08/06/23	USD	100		99,350
7.12%, 02/11/25	USD	100		93,449
K2016470219 South Africa Ltd. 144A 3.00%, 12/31/22	USD	140		401
MTN Mauritius Investments Ltd. 144A 4.75%, 11/11/24	USD	100		98,650
Sasol Financing USA LLC

11

VANECK INTERNATIONAL HIGH YIELD BOND ETF

SCHEDULE OF INVESTMENTS

(unaudited) (continued)

		Par (000’s	)	Value
South Africa (continued)
5.88%, 03/27/24	USD	200		$200,310
				492,160
South Korea: 0.2%
Woori Bank 144A 4.25% (US Treasury Yield Curve Rate T 5 Year+2.66%), 12/31/99 (o)	USD	100		95,295
Spain: 4.0%
Abanca Corp. Bancaria SA Reg S 6.12% (EUR Swap Annual 5 Year+5.93%), 01/18/29	EUR	100		101,227
Abengoa SA 0.00%, 03/31/27 (s) ^	EUR	100		511
ACS Actividades de Construccion y Servicios SA Reg S 1.38%, 06/17/25	EUR	100		96,938
Banco de Credito Social Cooperativo SA Reg S 5.25% (EUR Swap Annual 5 Year+5.42%), 11/27/31	EUR	100		82,311
Banco de Sabadell SA Reg S
1.75%, 05/10/24	EUR	100		100,038
5.38% (EUR Swap Annual 5 Year+5.10%), 12/12/28	EUR	100		102,055
5.62%, 05/06/26	EUR	100		102,864
Cellnex Finance Co. SA Reg S
1.25%, 01/15/29	EUR	100		84,936
1.50%, 06/08/28	EUR	100		88,718
2.00%, 09/15/32	EUR	100		80,815
2.00%, 02/15/33	EUR	100		79,030
Cellnex Telecom SA 1.88%, 06/26/29	EUR	100		87,184
Cellnex Telecom SA Reg S
1.75%, 10/23/30	EUR	100		83,303
2.38%, 01/16/24	EUR	100		102,375
Grifols SA Reg S
1.62%, 02/15/25	EUR	150		147,324
2.25%, 11/15/27	EUR	100		91,493
3.20%, 05/01/25	EUR	100		97,471
Ibercaja Banco SA Reg S 2.75% (EUR Swap Annual 5 Year+2.88%), 07/23/30	EUR	100		85,936
Iccrea Banca SpA Reg S 4.12% (EUR Swap Annual 5 Year+4.34%), 11/28/29	EUR	100		95,247
Lorca Telecom Bondco SA Reg S 4.00%, 09/18/27	EUR	200		187,001
Repsol International Finance BV Reg S
4.50% (EUR Swap Annual 10 Year+4.20%), 03/25/75	EUR	125		127,901
Telefonica Europe BV Reg S 3.00% (EUR Swap Annual 5 Year+2.45%), 12/31/99 (o)	EUR	100		99,874
		Par (000’s	)	Value
Spain (continued)
3.88% (EUR Swap Annual 8 Year+2.97%), 12/31/99 (o)	EUR	100		$95,470
4.38% (EUR Swap Annual 6 Year+4.11%), 12/31/99 (o)	EUR	100		100,129
5.88% (EUR Swap Annual 10 Year+4.30%), 03/31/49 (o)	EUR	100		103,355
				2,423,506
Sweden: 1.2%
Castellum AB Reg S 3.12% (EUR Swap Annual 5 Year+3.45%), 12/31/99 (o)	EUR	100		69,843
Dometic Group AB Reg S 3.00%, 05/08/26	EUR	100		90,443
Fastighets AB Balder Reg S 2.87% (EUR Swap Annual 5 Year+3.19%), 06/02/81	EUR	100		70,356
Heimstaden AB Reg S 4.38%, 03/06/27	EUR	100		80,552
Heimstaden Bostad AB Reg S 2.62% (EUR Swap Annual 5 Year+3.15%), 12/31/99 (o)	EUR	100		72,986
Intrum AB Reg S
3.00%, 09/15/27	EUR	100		82,300
3.12%, 07/15/24	EUR	100		98,125
Samhallsbyggnadsbolaget i Norden AB Reg S 2.62% (EUR Swap Annual 5 Year+2.81%), 12/31/99 (o)	EUR	100		51,598
Stena AB 144A 7.00%, 02/01/24	USD	100		97,727
				713,930
Switzerland: 0.4%
Dufry One BV Reg S 2.50%, 10/15/24 †	EUR	125		124,431
Techem Verwaltungsgesellschaft 675 mbH Reg S 2.00%, 07/15/25	EUR	100		94,174
				218,605
Tanzania: 0.1%
AngloGold Ashanti Holdings Plc 6.50%, 04/15/40	USD	40		38,492
Trinidad and Tobago: 0.2%
Trinidad Generation Unlimited 144A 5.25%, 11/04/27	USD	100		96,453
Turkey: 1.9%
Akbank TAS 144A
5.12%, 03/31/25	USD	50		43,707
6.80%, 02/06/26 †	USD	100		87,431
Aydem Yenilenebilir Enerji AS 144A 7.75%, 02/02/27	USD	100		69,545
KOC Holding AS 144A 6.50%, 03/11/25	USD	50		45,821
TC Ziraat Bankasi AS 144A

12

		Par (000’s	)	Value
Turkey (continued)
5.38%, 03/02/26	USD	100		$82,020
Turk Telekomunikasyon AS 144A 4.88%, 06/19/24	USD	100		86,515
Turkcell Iletisim Hizmetleri AS 144A 5.80%, 04/11/28	USD	100		76,475
Turkiye Ihracat Kredi Bankasi AS 144A
6.12%, 05/03/24	USD	100		92,299
8.25%, 01/24/24	USD	25		24,173
Turkiye Is Bankasi AS 144A 6.12%, 04/25/24	USD	150		139,722
Turkiye Sinai Kalkinma Bankasi AS 144A 6.00%, 01/23/25	USD	100		88,370
Turkiye Vakiflar Bankasi TAO 144A
5.25%, 02/05/25	USD	100		86,625
6.50%, 01/08/26	USD	100		85,127
Ulker Biskuvi Sanayi AS 144A 6.95%, 10/30/25	USD	100		74,122
Yapi ve Kredi Bankasi AS 144A 7.88% (US Treasury Yield Curve Rate T 5 Year+7.42%), 01/22/31	USD	100		87,478
				1,169,430
Ukraine: 0.2%
Kernel Holding SA 144A
6.50%, 10/17/24	USD	50		20,424
6.75%, 10/27/27	USD	50		18,975
Metinvest BV 144A 7.75%, 10/17/29	USD	100		39,800
NAK Naftogaz Ukraine via Kondor Finance Plc Reg S 7.12%, 07/19/24	EUR	100		22,089
				101,288
United Arab Emirates: 0.6%
DP World Salaam Reg S 6.00% (US Treasury Yield Curve Rate T 5 Year+5.75%), 12/31/99 (o)	USD	200		200,750
GEMS Menasa Cayman Ltd. / GEMS Education Delaware LLC 144A 7.12%, 07/31/26	USD	100		94,107
Shelf Drilling Holdings Ltd. 144A 8.25%, 02/15/25	USD	100		78,255
				373,112
United Kingdom: 10.9%
Arqiva Broadcast Finance Plc Reg S 6.75%, 09/30/23	GBP	100		118,727
Aston Martin Capital Holdings Ltd. 144A 10.50%, 11/30/25	USD	50		53,050
		Par (000’s	)	Value
United Kingdom (continued)
B&M European Value Retail SA Reg S 3.62%, 07/15/25	GBP	100		$108,304
BCP V Modular Services Finance II Plc Reg S 4.75%, 11/30/28	EUR	100		85,396
Bellis Acquisition Co. Plc Reg S 3.25%, 02/16/26	GBP	200		198,659
Bidvest Group UK Plc 144A 3.62%, 09/23/26	USD	100		89,640
British American Tobacco Plc Reg S
3.00% (EUR Swap Annual 5 Year+3.37%), 12/31/99 (o)	EUR	100		81,239
3.75% (EUR Swap Annual 5 Year+3.95%), 12/31/99 (o)	EUR	100		78,308
British Telecommunications Plc Reg S 1.87% (EUR Swap Annual 5 Year+2.13%), 08/18/80	EUR	100		87,541
Connect Finco SARL / Connect US Finco LLC 144A 6.75%, 10/01/26	USD	200		195,872
Constellation Automotive Financing Plc Reg S 4.88%, 07/15/27	GBP	100		97,900
Co-operative Group Ltd. Reg S 5.12%, 05/17/24	GBP	100		112,495
Deuce Finco Plc Reg S 5.50%, 06/15/27	GBP	100		103,400
Drax Finco Plc 144A 6.62%, 11/01/25	USD	100		99,181
Garfunkelux Holdco 3 SA Reg S 6.75%, 11/01/25	EUR	100		88,182
Heathrow Finance Plc Reg S 4.38%, 03/01/27 (s)	GBP	100		101,283
Iceland Bondco Plc Reg S 4.62%, 03/15/25	GBP	100		102,323
INEOS Finance Plc Reg S 2.88%, 05/01/26	EUR	100		94,444
INEOS Quattro Finance 2 Plc Reg S 2.50%, 01/15/26	EUR	100		92,480
INEOS Styrolution Group GmbH Reg S 2.25%, 01/16/27	EUR	100		83,611
International Consolidated Airlines Group SA Reg S 1.50%, 07/04/27	EUR	100		77,124
Jaguar Land Rover Automotive Plc 144A
5.88%, 01/15/28	USD	100		78,401
7.75%, 10/15/25	USD	100		95,941
Jerrold Finco Plc Reg S 4.88%, 01/15/26	GBP	100		105,370

13

VANECK INTERNATIONAL HIGH YIELD BOND ETF

SCHEDULE OF INVESTMENTS

(unaudited) (continued)

		Par (000’s	)	Value
United Kingdom (continued)
Market Bidco Finco Plc Reg S 5.50%, 11/04/27	GBP	100		$102,524
Marks & Spencer Plc Reg S 6.00%, 06/12/25	GBP	150		179,286
Motion Bondco DAC 144A 6.62%, 11/15/27 †	USD	100		80,313
Neptune Energy Bondco Plc 144A 6.62%, 05/15/25	USD	100		96,771
Nexi SpA Reg S 1.75%, 10/31/24 †	EUR	200		195,249
NGG Finance Plc Reg S
2.12% (EUR Swap Annual 5 Year+2.53%), 09/05/82	EUR	100		84,873
5.62% (GBP Swap 12 Year+3.48%), 06/18/73	GBP	100		117,099
Nomad Foods Bondco Plc Reg S 2.50%, 06/24/28	EUR	100		85,527
Paysafe Finance Plc / Paysafe Holdings US Corp. 144A 4.00%, 06/15/29 †	USD	100		76,743
Pinewood Finance Co. Ltd. Reg S 3.25%, 09/30/25	GBP	100		110,738
Pinnacle Bidco Plc Reg S 5.50%, 02/15/25	EUR	100		96,472
Playtech Plc Reg S 3.75%, 10/12/23	EUR	100		100,033
Punch Finance Plc Reg S 6.12%, 06/30/26	GBP	100		108,072
Rolls-Royce Plc Reg S
0.88%, 05/09/24	EUR	100		98,010
1.62%, 05/09/28	EUR	100		82,055
5.75%, 10/15/27	GBP	100		115,222
Sherwood Financing Plc Reg S 4.50%, 11/15/26	EUR	100		84,786
Standard Chartered Plc 144A 7.01% (ICE LIBOR USD 3 Month+1.46%), 07/30/37 (o)	USD	100		105,179
Stonegate Pub Co. Financing 2019 Plc Reg S 8.00%, 07/13/25	GBP	100		115,742
Summer BidCo BV Reg S 9.00%, 11/15/25	EUR	110		91,727
TalkTalk Telecom Group Ltd. Reg S 3.88%, 02/20/25	GBP	100		108,061
The Weir Group Plc 144A 2.20%, 05/13/26	USD	100		88,615
Tullow Oil Plc 144A 10.25%, 05/15/26	USD	100		93,883
United Group BV Reg S 4.88%, 07/01/24	EUR	100		98,066
UPC Holding BV 144A 5.50%, 01/15/28	USD	100		91,470
		Par (000’s	)	Value
United Kingdom (continued)
Vedanta Resources Finance II Plc 144A 8.95%, 03/11/25	USD	100		$73,494
Victoria Plc Reg S 3.62%, 08/24/26	EUR	100		87,710
Virgin Media Finance Plc 144A 5.00%, 07/15/30	USD	50		42,469
Virgin Media Secured Finance Plc 144A 5.50%, 05/15/29	USD	100		95,184
Virgin Media Secured Finance Plc Reg S
4.25%, 01/15/30	GBP	100		105,688
5.00%, 04/15/27	GBP	100		115,606
Vmed O2 UK Financing I Plc 144A 4.25%, 01/31/31	USD	100		87,810
Vmed O2 UK Financing I Plc Reg S
3.25%, 01/31/31	EUR	100		87,497
4.00%, 01/31/29	GBP	100		107,023
Vodafone Group Plc
4.12% (US Treasury Yield Curve Rate T 5 Year+2.77%), 06/04/81	USD	150		121,775
7.00% (USD Swap Semi 30/360 5 Year+4.87%), 04/04/79	USD	200		210,735
Vodafone Group Plc Reg S
3.10% (EUR Swap Annual 5 Year+2.67%), 01/03/79	EUR	125		124,764
6.25% (USD Swap Semi 30/360 5 Year+3.05%), 10/03/78	USD	200		196,437
William Hill Ltd. Reg S 4.88%, 09/07/23	GBP	100		123,059
				6,614,638
United States: 3.7%
AES Andes SA 144A 7.12% (USD Swap Semi 30/360 5 Year+4.64%), 03/26/79	USD	100		91,337
Burford Capital Global Finance LLC 144A 6.25%, 04/15/28	USD	100		91,316
Cirsa Finance International Sarl 144A 6.25%, 12/20/23	EUR	127		126,583
DEMIRE Deutsche Mittelstand Real Estate AG Reg S 1.88%, 10/15/24	EUR	100		85,935
Deutsche Bank AG/New York NY 3.74% (United States Secured Overnight Financing Rate+2.26%), 01/07/33	USD	125		95,236

14

		Par (000’s	)	Value
United States (continued)
Energia Group NI FinanceCo Plc/Energia Group ROI Holdings DAC Reg S 4.00%, 09/15/25	EUR	100		$92,890
EnfraGen Energia Sur SA / EnfraGen Spain SA / Prime Energia SpA 144A 5.38%, 12/30/30	USD	100		68,247
Gamma Bidco SpA Reg S 6.25%, 07/15/25	EUR	100		98,906
Garda World Security Corp. 144A 4.62%, 02/15/27	USD	75		67,791
Guacolda Energia SA 144A 4.56%, 04/30/25	USD	100		34,692
IPD 3 BV Reg S 5.50%, 12/01/25	EUR	100		93,319
James Hardie International Finance DAC 144A 5.00%, 01/15/28	USD	50		46,335
Kronos Acquisition Holdings, Inc. / KIK Custom Products Inc 144A 7.00%, 12/31/27	USD	75		57,020
LCPR Senior Secured Financing DAC 144A 6.75%, 10/15/27	USD	180		175,256
MGM China Holdings Ltd. 144A 5.88%, 05/15/26	USD	200		165,756
Mong Duong Finance Holdings BV 144A 5.12%, 05/07/29	USD	100		82,250
Open Text Holdings, Inc. 144A 4.12%, 02/15/30	USD	50		46,321
Q-Park Holding I BV Reg S 2.00%, 03/01/27	EUR	100		83,832
Resolute Forest Products, Inc. 144A 4.88%, 03/01/26	USD	25		24,724
SCIL IV LLC / SCIL USA Holdings LLC Reg S 4.38%, 11/01/26	EUR	100		85,013
Sigma Holdco BV Reg S 5.75%, 05/15/26	EUR	100		64,323
Stillwater Mining Co. 144A 4.00%, 11/16/26	USD	100		86,135
Telesat Canada / Telesat LLC 144A
4.88%, 06/01/27	USD	50		29,570
6.50%, 10/15/27	USD	50		20,871
Verisure Holding AB Reg S 3.88%, 07/15/26	EUR	150		141,872
Wynn Macau Ltd. 144A
5.12%, 12/15/29 †	USD	100		76,752
5.50%, 01/15/26	USD	100		82,313
5.50%, 10/01/27	USD	50		39,475
				2,254,070
		Par (000’s	)	Value
Uzbekistan: 0.1%
Uzbekneftegaz JSC 144A 4.75%, 11/16/28	USD	50		$35,471
Zambia: 0.6%
First Quantum Minerals Ltd. 144A
6.50%, 03/01/24	USD	100		99,360
6.88%, 03/01/26	USD	100		96,595
6.88%, 10/15/27	USD	50		47,738
7.50%, 04/01/25	USD	100		99,683
				343,376
Total Corporate Bonds (Cost: $72,662,488)				59,464,346

		Number
		of Shares
COMMON STOCK: 0.0% (Cost: $5,620)
Canada: 0.0%
Secure Energy Services, Inc. (CAD)		1,259		6,308
Total Investments Before Collateral for Securities Loaned: 97.7% (Cost: $72,668,108)				59,470,654

SHORT-TERM INVESTMENT HELD AS COLLATERAL FOR SECURITIES ON LOAN: 5.0% (Cost: $3,014,467)
Money Market Fund: 5.0%
State Street Navigator Securities Lending Government Money Market Portfolio		3,014,467		3,014,467
Total Investments: 102.7% (Cost: $75,682,575)				62,485,121
Liabilities in excess of other assets: (2.7)%				(1,625,016)
NET ASSETS: 100.0%				$60,860,105

15

VANECK INTERNATIONAL HIGH YIELD BOND ETF

SCHEDULE OF INVESTMENTS

(unaudited) (continued)

Definitions:

CAD	Canadian Dollar
EUR	Euro
GBP	British Pound
USD	United States Dollar

Footnotes:

(s)	The rate shown reflects the rate in effect at the end of the reporting period. Coupon adjusts periodically based upon a predetermined schedule
†	Security fully or partially on loan. Total market value of securities on loan is $3,419,496.
(o)	Perpetual Maturity — the date shown is the next call date
#	Security has been valued in good faith pursuant to guidelines established by the Board of Trustees. The aggregate value of fair valued securities is $0 which represents 0.0% of net assets.
∞	Security is valued using significant unobservable inputs that factor in discount for lack of marketability and is classified as Level 3 in the fair value hierarchy.
(d)	Security in default
*	Non-income producing
^	Zero Coupon Bond

Reg S	Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration.
144A	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended, or otherwise restricted. These securities may be resold in transactions exempt from registration, unless otherwise noted, and the value amounted $23,313,509, or 38.3% of net assets.

Summary of Investments by Sector Excluding Collateral for Securities Loaned	% of Investments	Value
Basic Materials	6.8%	$4,036,034
Consumer Cyclicals	7.9	4,710,796
Consumer Non-Cyclicals	3.9	2,300,043
Energy	11.9	7,067,519
Financials	32.2	19,178,938
Healthcare	3.6	2,126,870
Industrials	12.4	7,348,293
Institutions, Associations & Organizations	0.4	245,971
Real Estate	1.9	1,132,478
Technology	12.3	7,346,473
Utilities	6.7	3,977,239
	100.0%	$59,470,654
16